Schedule of Investments December 31, 2019 (Unaudited)

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

	Principal Amount	Fair Value
Mortgage Backed Securities - 8.8%(1)
Arbor Realty Coml RE 2017-FL2
2.990%, 08/16/2027(2)	$500,000	$499,996
Arbor Realty CM 2019-FL2
2.940%, 9/15/2034(2)	1,250,000	1,251,705
BTH Mortgage Backed Securities Trust Series 2018-13
4.200%, 08/18/2021(2)	2,000,000	2,004,356
FREMF Mortgage Trust Series 2019-KF67
3.947%, 08/25/2029(2)	1,000,000	1,005,111
FREMF Mortgage Trust Series 2019-KF68
3.897%, 07/25/2026(2)	1,999,894	2,005,685
FREMF Mortgage Trust Series 2019-KG02
3.800%, 08/25/2029(2)	2,104,000	2,029,590
MF1 2019-FL2 LTD
2.922%, 12/25/2034(2)	2,000,000	2,004,744
Monticello FDG BTH-33
4.400%, 09/06/2022(2)	5,000,000	5,001,920
TPMT 2019-MH1 A1
3.000%, 11/25/2058(2)	931,617	938,288
Trinity Rail Leasing 2019-2
2.390%, 10/18/2049(2)	987,948	975,410
Silver Hill Trust 2019-SBC1
3.102%, 11/25/2049(2)	2,000,000	2,001,442
Xcal 2019-IL-1 Mortage Trust A
4.400%, 11/6/2021(2)	2,000,000	2,001,545

Total Mortgage Backed Securities (Cost $21,794,108)		21,719,791

Municipal Bonds - 64.1%(1)
Arizona - 11.0%(1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	18,720,000	18,760,997
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	2,675,000	2,680,083
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,519,401
		26,960,481
Florida - 11.2%(1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
8.250%, 11/15/2025(2)	8,250,000	7,342,500
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
8.500%, 11/15/2025(2)	550,000	489,500
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
8.250%, 11/15/2025(2)	8,425,000	6,655,750
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
8.500%, 11/15/2025(2)	485,000	383,150
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
8.500%, 07/01/2049(2)	12,535,000	12,749,098
		27,619,998
Massachusetts - 0.2%(1)
Massachusetts Development Finance Agency
(Obligor: President & Fellows of Harvard College)
5.000%, 10/15/2040	340,000	350,499
Pennsylvania - 12.4%(1)
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054	5,490,000	5,595,298
Philadelphia Authority for Industrial Development
(Obligor: MaST Community Charter School)
6.500%, 06/15/2054(2)	24,405,000	24,873,088
		30,468,386
Texas - 2.0%(1)
New Hope Cultural Education Facilities Finance Corp
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)	5,000,000	5,034,700
Virginia - 0.1%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	298,698
Wisconsin - 27.2%(1)
Public Finance Authority
(Obligor: Alleghany House - Series A)
12.500%, 01/01/2029(2)	1,210,000	1,210,278
Public Finance Authority
(Obligor: Alleghany House - Series B)
12.500%, 01/01/2029(2)	45,000	45,010
Public Finance Authority
(Obligor: Brookside Glen - Series A)
9.500%, 10/01/2028(2)	4,200,000	4,126,500
Public Finance Authority
(Obligor: Brookside Glen - Series B)
12.500%, 10/01/2028(2)	95,000	93,338
Public Finance Authority
(Obligor: Fort Collings Montessori)
7.250%, 12/01/2029	6,155,000	5,689,190
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
10.000%, 01/01/2029(2)	1,610,000	1,626,744
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
10.000%, 01/01/2029(2)	29,000	29,302
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
10.000%, 01/01/2024	1,630,000	1,631,972
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
10.000%, 01/01/2024	70,000	70,085
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
10.000%, 01/01/2024(2)	1,065,000	1,066,289
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
10.000%, 01/01/2024	80,000	80,097
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
10.000%, 01/01/2024(2)	2,030,000	2,032,456
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
10.000%, 01/01/2024(2)	65,000	65,101
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
10.000%, 01/01/2024(2)	1,185,000	1,186,434
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
10.000%, 01/01/2024(2)	75,000	75,091
Public Finance Authority
(Obligor: Greenville - Series A)
9.500%, 10/01/2028(2)	4,600,000	4,427,500
Public Finance Authority
(Obligor: Greenville - Series B)
12.500%, 10/01/2028(2)	90,000	86,625
Public Finance Authority
(Obligor: Reidsville - Series B)
12.500%, 01/01/2029	55,000	54,982
Public Finance Authority
(Obligor: Lake Lure - Series A)
12.500%, 01/01/2029	2,260,000	2,260,520
Public Finance Authority
(Obligor: Lake Lure - Series B)
12.500%, 01/01/2029	55,000	55,013
Public Finance Authority
(Obligor: Lakeview Village - Series B)
12.500%, 01/01/2022	50,000	49,948
Public Finance Authority
(Obligor: Landings of Columbus - Series C)
10.000%, 01/01/2024	1,055,000	1,056,635
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
10.000%, 01/01/2024(2)	80,000	80,097
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
10.000%, 01/01/2024(2)	1,255,000	1,256,519
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
10.000%, 01/01/2024(2)	75,000	75,091
Public Finance Authority
(Obligor: Landings of Gainsville - Series C)
10.000%, 01/01/2024	1,020,000	1,021,234
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
10.000%, 01/01/2024(2)	80,000	80,097
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
10.000%, 01/01/2029(2)	1,955,000	1,961,647
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
10.000%, 01/01/2029(2)	65,000	65,220
Public Finance Authority
(Obligor: New Summit Academy)
7.500%, 8/01/2029(2)	9,420,000	8,855,648
Public Finance Authority
(Obligor: Reidsville House - Series A)
12.500%, 01/01/2029	1,860,000	1,859,405
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
8.500%, 01/01/2029(2)	4,040,000	3,373,521
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
8.500%, 01/01/2029(2)	105,000	87,833
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 01/01/2029	4,560,000	4,524,523
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 01/01/2029	400,000	395,760
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
9.000%, 6/01/2029(2)	10,520,000	10,542,934
Public Finance Authority
(Obligor: Windsor House - Series A)
9.500%, 10/01/2028(2)	6,335,000	5,717,338
Public Finance Authority
(Obligor: Windsor House - Series B)
12.500%, 10/01/2028(2)	60,000	54,150
		66,970,124

Total Municipal Bonds (Cost $160,425,573)		157,702,886

Short Term Investments - 25.7%(1)

Arizona - 0.8%(1)
Arizona Health Facilities Authority
(Obligor: Common Spirit Health Oblig Group)
Weekly VRDN and Put, 1.730%, 07/01/2035(3)	2,000,000	2,000,000
Georgia - 1.4%(1)
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put, 1.630%, 09/01/2035(3)	3,500,000	3,500,000

Illinois - 1.1%(1)
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put, 1.700%, 11/01/2038(3)	1,050,000	1,050,000
Illinois Health Facilities Authority
(Obligor: NorthShore University HealthSystem)
Weekly VRDN and Put, 1.720%, 08/15/2035(3)	1,500,000	1,500,000
University of Illinois
Weekly VRDN and Put, 1.680%, 10/01/2026(3)	100,000	100,000
		2,650,000
Indiana - 1.2%(1)
Indiana Finance Authority
(Obligor: Ascension Health Credit Group)
Weekly VRDN and Put, 1.510%, 11/15/2036(3)	1,750,000	1,750,000
Purdue University Industry University Revenue Bonds
(Obligor: Purdue University)
Weekly VRDN and Put, 1.550%, 07/01/2033(3)	1,155,000	1,155,000
		2,905,000
Iowa - 0.2%(1)
Iowa Finance Authority
(Obligor: Iowa Health System Obligated Group)
Weekly VRDN and Put, 1.700%, 11/15/2041(3)	405,000	405,000
Kentucky - 0.5%(1)
Louisville & Jefferson County Kentucky Variable Revenue Bonds
(Obligor: Norton Healthcare Obligated Group)
Weekly VRDN and Put, 1.640%, 10/01/2039(3)	1,300,000	1,300,000
Maryland - 1.1%(1)
Maryland State Health & Higher Educational Variable Revenue Bonds
(Obligor: University of Maryland Medical System Obligated Group)
Weekly VRDN and Put, 1.630%, 07/01/2034(3)	2,750,000	2,750,000

Massachusetts - 1.2%(1)
Massachusetts Health & Educational Facilities Authority
(Obligor: Massachusetts Institute of Technology)
Weekly VRDN and Put, 1.470%, 07/01/2031(3)	3,000,000	3,000,000
Michigan - 1.1%(1)
Kent Hospital Finance Authority
(Obligor: Spectrum Health System Obligated Group)
Weekly VRDN and Put, 1.620%, 01/15/2047(3)	400,000	400,000
Michigan State University
Weekly VRDN and Put, 1.710%, 02/15/2034(3)	2,265,000	2,265,000
		2,665,000
Minnesota - 1.0%(1)
City of Minneapolis
(Obligor: Fairview Health Services Obligated Group)
Weekly VRDN and Put, 1.680%, 11/15/2048(3)	1,300,000	1,300,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 1.650%, 11/15/2047(3)	1,250,000	1,250,000
		2,550,000
New York - 0.2%(1)
New York City Housing Development Corp
Weekly VRDN and Put, 1.680%, 04/15/2035(3)	200,000	200,000
New York City Housing Development Corp
(Obligor: 201 Pearl LLC)
Weekly VRDN and Put, 1.680%, 10/15/2041(3)	200,000	200,000
		400,000
North Carolina - 0.1%(1)
University of North Carolina at Chapel Hill
(Obligor: University of North Carolina at Chapel Hill)
Weekly VRDN and Put, 1.660%, 02/01/2029(3)	200,000	200,000

Ohio - 0.7%(1)
County of Franklin OH
(Obligor: OhioHealth Obligated Group)
Weekly VRDN and Put, 1.670%, 11/15/2033(3)	1,750,000	1,750,000
The Ohio State University
Weekly VRDN and Put, 1.540%, 12/01/2031(3)	100,000	100,000
		1,850,000
Texas - 5.5%(1)
Red River Education Finance Corp.
(Obligor: Texas Christian University)
Weekly VRDN and Put, 1.700%, 03/01/2030(3)	1,600,000	1,600,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put, 1.680%, 07/01/2047(3)	1,220,000	1,220,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 1.520%, 11/15/2047(3)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 1.690%, 11/15/2051(3)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 1.640%, 08/01/2033(3)	600,000	600,000
The University of Texas System
Weekly VRDN and Put, 1.600%, 07/01/2037(3)	6,450,000	6,450,000
The University of Texas System
Weekly VRDN and Put, 1.600%, 08/01/2034(3)	1,875,000	1,875,000
		13,600,000
Utah - 1.2%(1)
Murray City Utah Hospital Revenue
(Obligor: IHC Health Services Inc Obligated Group)
Weekly VRDN and Put, 1.650%, 05/15/2036(3)	3,000,000	3,000,000

Virginia - 2.0%(1)
Albermarle County Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put, 1.700%, 10/01/2048(3)	985,000	985,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.690%, 02/15/2038(3)	150,000	150,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.690%, 02/15/2038(3)	2,550,000	2,550,000
Norfolk Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put, 1.690%, 11/01/2034(3)	1,155,000	1,155,000
		4,840,000
Washington - 1.0%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 1.670%, 10/01/2042(3)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 1.670%, 10/01/2042(3)	200,000	200,000
Washington State Housing Finance Commission
(Obligor: Redmond Ridge Apartments)
Weekly VRDN and Put, 1.650%, 11/01/2047(3)	2,100,000	2,100,000
		2,400,000

Money Market Funds - 5.4%(1)
First American Government Obligations Fund
1.510%, 12/01/2031(4)	13,217,597	13,217,597

Total Short Term Investments (Cost $63,232,597)		63,232,597

Total Investments - 98.6% (1)
(Cost $245,452,277)		242,655,274
Assets in Excess of Other Liabilities, Net - 1.4%(1)		3,513,700
Total Net Assets - 100.0%(1)		$246,168,974

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
These securities are determined to be liquid by the Adviser.  As of December 31, 2019, the value of these investments were $129,555,730 or 52.6% of total net assets.

(3)
Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates.  The rate shown is the rate in effect as of December 31, 2019.

(4)	Seven-day yield as of December 31, 2019.

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$157,702,886	$-	$157,702,886
Short Term Investments	-	63,232,597	-	63,232,597
Mortgage Backed Securities	-	21,719,791	-	27,719,791
Total Investments	$-	$242,655,274	$-	$242,655,274

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2019, the Fund recognized no transfers between levels.

The Fund did not invest in any Level 3 investments during the period.